Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated other comprehensive Income loss	Statutory Reserves [Member]	Retained Earnings (Accumulated Deficit)	Noncontrolling Interest
Balance, shares at Dec. 31, 2021		266,640
Balance, amount at Dec. 31, 2021	$ 112,536,711	$ 63,995	$ 69,566,786	$ 1,071,149	$ 6,874,614	$ 36,684,794	$ (1,724,627)
Proceeds received from issuance of common shares, shares		953,333
Proceeds received from issuance of common shares, amount	10,120,400	$ 228,800	9,891,600	0	0	0	0
Cancellation of common shares due to reverse split, shares		36
Cancellation of common shares due to reverse split, amount	0	$ (9)	9	0	0	0	0
Appropriation of retained earnings to statutory reserve fund	0	0	0	0	322,253	(322,253)	0
Foreign currency translation adjustment	(5,947,918)	0	0	(5,955,280)	0	0	7,362
Net income	1,872,244	$ 0	0	0	0	2,099,462	(227,218)
Balance, shares at Jun. 30, 2022		1,219,937
Balance, amount at Jun. 30, 2022	118,581,437	$ 292,786	79,458,395	(4,884,131)	7,196,867	38,462,003	(1,944,483)
Balance, shares at Dec. 31, 2022		1,217,906
Balance, amount at Dec. 31, 2022	115,935,394	$ 292,299	79,454,309	(8,242,727)	7,490,398	39,090,079	(2,148,964)
Proceeds received from issuance of common shares, shares		2,240,000
Proceeds received from issuance of common shares, amount	5,834,325	$ 537,600	5,296,725	0	0	0	0
Appropriation of retained earnings to statutory reserve fund	0	0	0	0	90,498	(90,498)	0
Foreign currency translation adjustment	(5,437,848)	0	0	(5,443,113)	0	0	5,265
Net income	1,892,524	$ 0	0	0	0	2,011,244	(118,720)
Balance, shares at Jun. 30, 2023		3,457,906
Balance, amount at Jun. 30, 2023	$ 118,224,395	$ 829,899	$ 84,751,034	$ (13,685,840)	$ 7,580,896	$ 41,010,825	$ (2,262,419)